UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                   -------------

          AmeriPrime Advisors Trust
-------------------------------------
(Exact name of registrant as specified in charter)

431  N. Pennsylvania St.
Indianapolis, IN                                        46204
------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Terry Gallagher
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  12/31/04
                           ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
          INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
================================================================================




                                  ANNUAL REPORT

                                DECEMBER 31, 2004




                                  FUND ADVISOR:

                    WERTZ YORK CAPITAL MANAGEMENT GROUP, LLC
                           3434 COLWELL AVE, SUITE 100
                                 TAMPA, FL 33614

                             TOLL FREE: 877-411-1167

MANAGEMENT DISCUSSION AND ANALYSIS
INVESTMENT RESULTS - PERIOD ENDED DECEMBER 31, 2004

As indicated by the following chart, the Institutional Short-Term Government Bond Fund (the Fund) underperformed the 1-Year Constant Maturity Treasury Index (the Index) in fiscal year 2004 by 51 basis points. The primary reason for underperforming the Index was our decision to shorten the duration of the portfolio significantly during the fourth-quarter. This management decision resulted in a quarter of much lower dividends; however we felt it was necessary to maintain the Fund's stability during the Federal Reserve's interest rate hikes.

We are pleased with the overall results of the Fund. In a year of increasing interest rates, in particular short-term rates, the Fund's return was positive and net asset value stability was maintained throughout most of the year (there was a small degree of fluctuation during the second quarter).

Our outlook for 2005 is cautious. We expect that the overall performance of the Fund will be impacted considerably by Federal Reserve policy. While it is impossible to predict the actions of the Federal Reserve with certainty, it appears that the Federal Reserve Board will continue to raise the Fed Fund's rate at a measured pace. Moving into 2005, we have shortened the duration and weighted-average maturity considerably from previous levels. The asset allocation is heavily weighted toward Agency securities that mature in 18 months or less. We have positioned the Fund in this manner in an effort to uphold NAV stability while maintaining a competitive yield. We believe the Fund is positioned well to react favorably to Federal Reserve interest rate increases.


--------------------------------------------------------------------------------
                             NOMINAL RATES OF RETURN
--------------------------------------------------------------------------------
        TIME PERIOD             1-YR CMT**                         THE FUND*
   1 Year (2004)                  1.87%                             1.38%
   Inception-to-Date              5.22%                             4.99%
--------------------------------------------------------------------------------

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-411-1167.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds.

[GRAPH OMITTED]

                         GROWTH OF $250,000 INVESTMENT
                                     (2004)

              1-YEAR CONSTANT MATURITY          INSTITUTIONAL SHORT-TERM
              TREASURY INDEX ($254,674)         GOVERNMENT BOND FUND ($253,432)

January             $ 250,000                           $250,000
February            $ 250,514                           $251,291
March               $ 250,760                           $251,672
April               $ 251,056                           $251,056
May                 $ 251,424                           $250,699
June                $ 251,862                           $250,898
July                $ 252,295                           $251,569
August              $ 252,712                           $252,497
September           $ 253,149                           $252,651
October             $ 253,609                           $253,057
November            $ 254,124                           $253,232
December            $ 254,674                           $253,432



*This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 1, 2004 and held through December 31, 2004. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[GRAPH OMITTED]

                               GROWTH OF $250,000
                               (INCEPTION-TO-DATE)

              1-YEAR CONSTANT MATURITY          INSTITUTIONAL SHORT-TERM
              TREASURY INDEX ($263,042)         GOVERNMENT BOND FUND ($262,487)

1/9/02           $ 250,000                              $ 250,000
Jan-02           $ 250,446                              $ 250,000
Feb-02           $ 250,906                              $ 250,000
Mar-02           $ 251,437                              $ 249,570
Apr-02           $ 251,951                              $ 250,756
May-02           $ 252,439                              $ 251,695
Jun-02           $ 252,898                              $ 252,175
Jul-02           $ 253,307                              $ 252,890
Aug-02           $ 253,676                              $ 253,730
Sep-02           $ 254,036                              $ 254,344
Oct-02           $ 254,383                              $ 255,005
Nov-02           $ 254,697                              $ 255,156
Dec-02           $ 255,003                              $ 256,291
Jan-03           $ 255,290                              $ 256,619
Feb-03           $ 255,565                              $ 257,272
Mar-03           $ 255,827                              $ 257,761
Apr-03           $ 256,096                              $ 258,285
May-03           $ 256,347                              $ 258,716
Jun-03           $ 256,561                              $ 259,107
Jul-03           $ 256,799                              $ 257,423
Aug-03           $ 257,078                              $ 257,294
Sep-03           $ 257,342                              $ 259,281
Oct-03           $ 257,608                              $ 258,669
Nov-03           $ 257,894                              $ 258,549
Dec-03           $ 258,174                              $ 258,914
Jan-04           $ 258,439                              $ 259,582
Feb-04           $ 258,705                              $ 260,253
Mar-04           $ 258,960                              $ 260,650
Apr-04           $ 259,267                              $ 260,008
May-04           $ 259,648                              $ 259,636
Jun-04           $ 260,103                              $ 259,843
Jul-04           $ 260,553                              $ 260,540
Aug-04           $ 260,988                              $ 261,508
Sep-04           $ 261,445                              $ 261,668
Oct-04           $ 261,926                              $ 262,093
Nov-04           $ 262,465                              $ 262,277
Dec-04           $ 263,042                              $ 262,487


*This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 9, 2002 (Fund inception) and held through December 31, 2004. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

   For a prospectus and more information, including charges and expenses call 1-877-411-1167. The prospectus should be read carefully before investing.
         The Fund is distributed by Unified Financial Securities, Inc.

FUND HOLDINGS - (UNAUDITED)
-------------

     INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND) HOLDINGS
                           AS OF DECEMBER 31, 2004 1

Municipal Bonds - 11.59%                                                 11.59%
Government Agencies - 68.31%                                             68.31%
Government Mortgaged Backed Securities  - 14.71%                         14.71%
U.S. Treasuries - 2.73%                                                   2.73%
Money Market Securities - 5.05%                                           5.05%
Liabilities in excess of other assets - (2.39)%                          -2.39%

1 As a percentage of net assets.

Under normal circumstances, the Fund's portfolio will have a dollar-weighted average maturity of no more than 3 years and at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in government bonds.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public
-----------
Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2004) and held for the entire period (through December 31, 2004).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  ----------------------------------- ------------------- -------------------------- --------------------------
       INSTITUTIONAL SHORT-TERM       BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
    GOVERNMENT BOND FUND (THE CORE          VALUE                   VALUE                  PERIOD* ENDED
                FUND)                    JULY 1, 2004         DECEMBER 31, 2004          DECEMBER 31, 2004
  ----------------------------------- ------------------- -------------------------- --------------------------
  Actual                                  $1,000.00               $1,010.20                    $2.53
  (1.02% return after expenses)
  ----------------------------------- ------------------- -------------------------- --------------------------
  Hypothetical                            $1,000.00               $1,022.62                    $2.55
  (5% return before expenses)
  ----------------------------------- ------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

                                                                                    PRINCIPAL
MUNICIPAL BONDS - 11.59%                                                             AMOUNT              VALUE
                                                                                  --------------     ---------------

Andrew W Mellon Foundation, New York, 2.35%, 12/1/2032 (a)                          $ 1,075,000        $ 1,075,000
Citizens Property Insurance Corp. - Florida, 2.40%, 7/1/2019 (a)                      7,000,000          7,000,000
Citizens Property Insurance Corp. - Florida, 2.35%, 7/1/2022 (a)                      3,000,000          3,000,000
Inland Empire Pub Facilities Corp., California, 2.30%, 3/1/2024 (a)                   3,000,000          3,000,000
San Diego County, California Pension Obligation, 2.35%, 8/15/2030 (a)                 7,000,000          7,000,000
                                                                                                     ---------------

TOTAL MUNICIPAL BONDS (COST $21,075,000)                                                                21,075,000
                                                                                                     ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 83.02%

GOVERNMENT AGENCIES - 68.31%

FHLB, 1.65%, 1/27/2006 (a)                                                            5,000,000           4,967,360
FHLB, 1.958%, 1/5/2005 (a)                                                            1,200,000           1,200,000
FHLB, 1.50%, 5/13/2005                                                                5,000,000           4,982,950
FHLB, 1.875%, 2/15/2005                                                               5,000,000           4,996,605
FHLB, 1.93%, 11/4/2005                                                                1,890,000           1,874,884
FHLB, 2.00%, 1/22/2008                                                                3,000,000           2,999,907
FHLB, 2.10%, 7/28/2006                                                                3,000,000           2,953,020
FHLB, 2.22%, 9/2/2005                                                                 3,000,000           2,988,912
FHLB, 2.25%, 10/27/2005                                                               3,000,000           2,985,138
FHLB, 2.35%, 12/16/2005                                                               2,000,000           1,988,580
FHLB, 2.375%, 12/19/2008                                                              4,300,000           4,289,482
FHLB, 2.375%, 2/15/2006                                                               3,000,000           2,978,019
FHLB, 2.41%, 1/26/2007                                                                3,585,000           3,525,027
FHLB, 2.46%, 12/2/2005                                                                2,000,000           1,991,498
FHLB, 2.48%, 11/18/2005                                                               3,000,000           2,989,008
FHLB, 2.48%, 12/29/2005                                                               3,000,000           2,985,510
FHLB, 2.50%, 12/23/2005                                                               3,000,000           2,986,659
FHLB, 2.65%, 2/23/2006                                                                3,000,000           2,987,253
FHLB, 2.77%, 2/5/2007                                                                 2,000,000           1,980,502
FHLB, 2.81%, 5/3/2006                                                                 4,000,000           3,985,380
FHLB, 2.82%, 12/16/2005                                                               2,000,000           1,996,396
FHLB, 2.875%, 12/21/2005                                                              3,000,000           2,995,599
FHLB, 3.00%, 1/18/2006                                                                5,000,000           4,996,300
FHLB, 3.00%, 3/16/2006                                                                4,000,000           3,996,480
FHLB, 3.06%, 4/13/2006                                                                5,000,000           4,997,795
FHLB, 3.37%, 12/10/2007                                                               1,250,000           1,247,187
FHLB, 4.00%, 2/20/2009                                                                2,000,000           2,003,162
FHLB, 4.625%, 4/15/2005                                                               2,800,000           2,816,974
FHLB, 5.97%, 9/29/2008 (a)                                                            1,000,000           1,074,634
FHLB, 8.30%, 8/26/2005 (a)                                                              500,000             511,950
FHLMC, 2.41%, 11/17/2006 (a)                                                          4,000,000           3,999,576
FHLMC, 2.05%, 11/28/2005                                                                238,000             236,107
FHLMC, 2.89%, 3/15/2006                                                               2,000,000           1,995,694
FHLMC, 3.875%, 2/15/2005                                                              5,000,000           5,007,855
FNMA, 2.25%, 11/18/2005 (a)                                                           3,000,000           2,991,546
FNMA, 3.45%, 3/30/2007 (a)                                                            5,000,000           5,000,335
FNMA, 1.75%, 5/23/2005                                                                1,750,000           1,745,081
FNMA, 2.20%, 3/30/2006                                                                3,000,000           2,991,633
FNMA, 2.32%, 9/12/2005                                                                2,000,000           1,993,530
FNMA, 2.75%, 11/9/2007                                                                2,000,000           1,995,702
FNMA, 3.00%, 12/14/2006                                                               3,000,000           3,004,926
FNMA, 3.01%, 6/2/2006                                                                 3,000,000           2,987,736
FNMA, 3.50%, 12/22/2006                                                               1,000,000           1,001,297
                                                                                                     ---------------
                                                                                                        124,223,189
                                                                                                     ---------------

See accompanying notes which are an integral part of the financial statements.

INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004


U.S. GOVERNMENT AGENCY SECURITIES -  83.02% - CONTINUED
                                                                                    PRINCIPAL
GOVERNMENT MORTGAGED BACKED SECURITIES  - 14.71%                                     AMOUNT              VALUE
                                                                                  --------------     ---------------

FHLMC, Pool #780242, 3.318%, 2/1/2033                                               $ 2,327,389         $ 2,375,163
FHLMC, Pool #M80692, 6.50%, 7/1/2008                                                    169,750             173,603
FHLMC, Pool #M80718, 5.00%, 1/1/2009                                                  1,165,176           1,186,880
FHLMC, Pool #M80739, 6.00%, 3/1/2009                                                    269,840             275,713
FHLMC, Pool #M80753, 6.50%, 5/1/2009                                                    208,775             213,769
FHLMC, Pool #M80765, 5.00%, 8/1/2009                                                    535,090             545,058
FHLMC, Pool #M80828, 4.00%, 7/1/2010                                                    817,824             814,781
FHLMC, Pool #M90727, 6.00%, 5/1/2007                                                     97,874             100,157
FHLMC, Pool #M90747, 5.50%, 8/1/2007                                                    249,409             255,687
FHLMC, Pool #M90748, 5.00%, 8/1/2007                                                  1,188,324           1,214,309
FHLMC, Pool #M90779, 5.50%, 11/1/2007                                                   870,997             892,920
FHLMC, Pool #M90805, 4.50%, 4/1/2008                                                  1,219,906           1,235,245
FHLMC, Pool #M90818, 4.00%, 6/1/2008                                                    598,531             601,212
FHLMC, Pool #M90819, 4.50%, 6/1/2008                                                    508,234             514,625
FHLMC, Pool #M90828, 3.50%, 7/1/2008                                                  1,299,223           1,286,831
FHLMC, Pool #M90836, 5.00%, 6/1/2008                                                    867,665             886,798
FHLMC, Series #2513, 5.00%, 10/15/2015                                                  392,805             399,280
FHLMC, Series #2558, 5.00%, 5/15/2011                                                   176,469             177,200
FHLMC, Series #2581, 4.00%, 2/15/2017                                                 1,281,576           1,283,683
FHLMC, Series #2613, 4.50%, 10/15/2013                                                1,127,216           1,139,503
FHLMC, Series #2705, 4.50%, 2/15/2023                                                 1,737,534           1,764,607
FHLMC, Series #2712, 4.50%, 2/15/2012                                                 1,686,083           1,711,197
FNMA, Pool #190609, 7.00%, 2/1/2014                                                     451,296             483,117
FNMA, Pool #252268, 5.50%, 1/1/2009                                                     582,419             602,956
FNMA, Pool #254506, 5.00%, 10/1/2012                                                    949,590             973,876
FNMA, Pool #254566, 4.50%, 11/1/2009                                                    911,464             917,961
FNMA, Pool #254584, 5.00%, 12/1/2012                                                  1,496,351           1,543,082
FNMA, Pool #254663, 5.00%, 2/1/2013                                                   1,496,815           1,535,062
FNMA, Pool #768359, 4.451%, 12/1/2033                                                   892,090             901,442
FNMA, Pool #C90580, 6.00%, 9/1/2022                                                     719,450             748,580
                                                                                                     ---------------
                                                                                                         26,754,297
                                                                                                     ---------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $151,390,811)                                             150,977,486
                                                                                                     ---------------

U.S. TREASURIES - 2.73%

T-Bill, 0.00%, 4/28/2005                                                              5,000,000           4,962,625
                                                                                                     ---------------

TOTAL U.S. TREASURIES (COST $4,965,880)                                                                   4,962,625
                                                                                                     ---------------

MONEY MARKET SECURITIES - 5.05%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 2.27% (a)         9,188,877           9,188,877
                                                                                                     ---------------

TOTAL MONEY MARKET SECURITIES (COST $9,188,877)                                                           9,188,877
                                                                                                     ---------------

TOTAL INVESTMENTS  (COST $186,620,568) - 102.39%                                                        186,203,988
                                                                                                     ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.39)%                                                          (4,339,458)
                                                                                                     ---------------

TOTAL NET ASSETS - 100.00%                                                                            $ 181,864,530
                                                                                                     ===============


(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


ASSETS
Investments in securities, at value (cost $186,620,568)                                                      $ 186,203,988
Interest receivable                                                                                                778,019
                                                                                                        -------------------
     TOTAL ASSETS                                                                                              186,982,007
                                                                                                        -------------------

LIABILITIES
Accrued advisory fees                                                                                               76,332
Distribution payable                                                                                                41,145
Payable for investments purchased                                                                                5,000,000
                                                                                                        -------------------
     TOTAL LIABILITIES                                                                                           5,117,477
                                                                                                        -------------------

NET ASSETS                                                                                                   $ 181,864,530
                                                                                                        ===================

NET ASSETS CONSIST OF:
Paid in capital                                                                                              $ 184,102,009
Accumulated undistributed net investment income                                                                        232
Accumulated net realized gain (loss) on investments                                                             (1,821,131)
Net unrealized appreciation (depreciation) on investments                                                         (416,580)
                                                                                                        -------------------

Net Assets                                                                                                   $ 181,864,530
                                                                                                        ===================

Shares Outstanding (unlimited number of shares authorized)                                                      18,495,169
                                                                                                        ===================

NET ASSETS VALUE
Offering price and redemption price per share                                                                       $ 9.83
                                                                                                        ===================

See accompanying notes which are an integral part of the financial statements.

INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
STATEMENT OF OPERATIONS
DECEMBER 31, 2004


INVESTMENT INCOME
Interest income                                                                                 $ 4,039,795
                                                                                            ----------------
  TOTAL INCOME                                                                                    4,039,795
                                                                                            ----------------

EXPENSES
Investment advisor fee                                                                            1,626,210
Trustee expenses                                                                                      2,450
                                                                                            ----------------
  TOTAL EXPENSES                                                                                  1,628,660
Reimbursed expenses                                                                                (812,880)
                                                                                            ----------------
Total operating expenses                                                                            815,780
                                                                                            ----------------
NET INVESTMENT INCOME                                                                             3,224,015
                                                                                            ----------------


REALIZED & UNREALIZED (LOSS)
Net realized  (loss) on investment securities                                                      (693,735)
Change in unrealized appreciation (depreciation)
   on investment securities                                                                        (276,120)
                                                                                            ----------------
Net realized and unrealized (loss) on investment securities                                        (969,855)
                                                                                            ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $ 2,254,160
                                                                                            ================

See accompanying notes which are an integral part of the financial statements.

INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
STATEMENTS OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS                                               YEAR ENDED               YEAR ENDED
                                                                             DECEMBER 31, 2004        DECEMBER 31, 2003
                                                                           -----------------------------------------------
OPERATIONS
  Net investment income                                                              $ 3,224,015              $ 2,201,150
  Net realized (loss) on investment securities                                          (693,735)              (1,004,466)
  Change in unrealized appreciation (depreciation)                                      (276,120)                (343,780)
                                                                           ----------------------   ----------------------
  Net increase in net assets resulting from operations                                 2,254,160                  852,904
                                                                           ----------------------   ----------------------
DISTRIBUTIONS
  From net investment income                                                          (3,223,783)              (2,204,943)
  From net realized gain                                                                       -                        -
                                                                           ----------------------   ----------------------
  Total distributions                                                                 (3,223,783)              (2,204,943)
                                                                           ----------------------   ----------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                          138,560,000              178,610,000
  Reinvestment of distributions                                                        2,850,210                1,925,989
  Amount paid for shares repurchased                                                (119,260,019)             (78,347,937)
                                                                           ----------------------   ----------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                          22,150,191              102,188,052
                                                                           ----------------------   ----------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               21,180,568              100,836,013
                                                                           ----------------------   ----------------------

NET ASSETS
  Beginning of period                                                                160,683,962               59,847,949
                                                                           ----------------------   ----------------------
  End of period                                                                    $ 181,864,530            $ 160,683,962
                                                                           ======================   ======================

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                         14,061,428               17,947,674
  Shares issued in reinvestment of distributions                                         289,068                  193,759
  Shares repurchased                                                                 (12,097,987)              (7,885,070)
                                                                           ----------------------   ----------------------

  Net increase (decrease) from capital transactions                                    2,252,509               10,256,363
                                                                           ======================   ======================

See accompanying notes which are an integral part of the financial statements.

INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                      DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2002 (a)
                                                      ------------------    -----------------     ------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                         $     9.89           $    10.00             $    10.00
                                                      ------------------    -----------------     ------------------
Income from investment operations
  Net investment income (loss)                                     0.20                 0.20                   0.25
  Net realized and unrealized gain (loss)                         (0.06)               (0.10)                     -
                                                      ------------------    -----------------     ------------------
Total from investment operations                                   0.14                 0.10                   0.25
                                                      ------------------    -----------------     ------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                      (0.20)               (0.21)                 (0.25)
  From net realized gain                                              -                    -                      -
                                                      ------------------    -----------------     ------------------
Total distributions                                               (0.20)               (0.21)                 (0.25)
                                                      ------------------    -----------------     ------------------

Net asset value, end of period                               $     9.83           $     9.89             $    10.00
                                                      ==================    =================     ==================

TOTAL RETURN (b)                                                  1.38%                1.03%                  2.52% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                              $  181,865           $  160,684             $   59,848
Ratio of expenses to average net assets                           0.50%                0.56%                  0.60% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                                  1.00%                1.00%                  1.00% (d)
Ratio of net investment income to
   average net assets                                             1.98%                2.02%                  2.57% (d)
Ratio of net investment income to
   average net assets before waiver & reimbursement               1.48%                1.58%                  2.17% (d)
Portfolio turnover rate                                         262.65%              194.53%                241.11%


(a) For the period January 9, 2002 (commencement of operations) to December 31, 2002.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized

See accompanying notes which are an integral part of the financial statements.

          INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

NOTE 1.  ORGANIZATION

Institutional Short-Term Government Bond Fund (The Core Fund) (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on September 20, 2001 and commenced operations on January 9, 2002. On March 11, 2003, the Institutional Short-Term Government Bond Fund changed its name to the Institutional Short-Term Government Bond Fund (The Core Fund). The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is a high level of income over the long-term consistent with the preservation of capital. The Fund's adviser is Wertz York Capital Management Group, L.L.C. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis and are recorded on the ex-date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

         INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 0.50% of its average daily net assets through April 30, 2005. For the fiscal year ended December 31, 2004, the Adviser earned a fee of $1,626,210 from the Fund before waiver of management fees totaling $812,880. At December 31, 2004, the Fund owed the adviser $76,332 for its advisory services. Inadvertently, the Agreement was not formally renewed by the Fund on or before December 15, 2004, the date of its expiration. Subsequent to December 31, 2004, the Board ratified the continuance of the agreement and accordingly, the Fund has reflected the entire management fee expense for the year in the statement of operations.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS") (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2004. A Trustee has an ownership interest in UFS (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the fiscal year ended December 31, 2004, purchases and sales of investment securities, other than short-term investments were as follows:

                                           AMOUNT
                                      ------------------
PURCHASES
     U.S. Government Obligations          $ 231,154,460
     Other                                  164,670,000
SALES
     U.S. Government Obligations          $ 226,763,716
     Other                                  160,095,000

For fiscal year ended December 31, 2004, the net unrealized depreciation of investments for tax purposes was as follows:

                              AMOUNT
                          ---------------
Gross Appreciation             $ 117,808
Gross (Depreciation)            (564,974)
                          ---------------
Net Depreciation
on Investments                 $(447,166)
                          ===============

At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $186,651,154. The difference between book cost and tax cost is attributable to the deferral of post-October losses.

         INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At December 31, 2004, the Fund had available for federal income tax purposes an unused capital loss carryforward of $1,851,716, which is available for offset against future taxable net capital gains. The loss carryforwards expire as follow:

   YEAR OF EXPIRATION          AMOUNT
-------------------------  ---------------
          2010                $ 122,929
          2011                  726,001
          2012                1,002,786

To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.1952 per share for the fiscal year ended December 31, 2004.

The tax character of distributions paid in the fiscal years ended December 31, 2004 and 2003 were as follows:

                                       2004                2003
                                  ----------------    ----------------
Distributions paid from:
    Ordinary Income                   $ 3,223,783         $ 2,204,943
    Short-term Capital Gain                     -                   -
    Long-Term Capital Gain                      -                   -
                                  ----------------    ----------------
                                      $ 3,223,783         $ 2,204,943
                                  ================    ================


As of December 31, 2004, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                $       232
Undistributed long-term capital gain/(accumulated losses)          (1,790,545)
Unrealized appreciation/(depreciation)                               (447,166)
                                                                ---------------
                                                                  $(2,237,479)
                                                                ===============

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of post-October losses.

         INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 8. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending December 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report dated January 22, 2004, on the Fund's financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the period January 22, 2004 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------

To The Shareholders and
Board of Trustees
Institutional Short-Term Government Bond Fund

We have audited the accompanying statements of assets and liabilities of Institutional Short-Term Government Bond Fund, including the schedules of portfolio investments, as of December 31, 2004, the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Institutional Short-Term Government Bond Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Short-Term Government Bond Fund as of December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
February 10, 2005, except Note 3 which is dated March 13, 2005

SUBSEQUENT EVENT - UNAUDITED

         On February 7, 2005, the Fund, then a series of the Trust, assigned all of its assets and liabilities to The Core Fund, a series of WY Funds, in exchange for a number of Core Fund Shares equivalent in number and value to shares of the Fund outstanding immediately prior thereto, followed by a distribution of those shares to Fund shareholders (the "Shareholders") in liquidation of their shares of the Fund (this transaction is referred to as the "Reorganization"). As a result of the Reorganization, the Fund has ceased operations.

         At a special meeting of the Shareholders, held on January 28, 2005, the Shareholders approved the Reorganization by the following vote:

       For              Against          Abstain            Total
-------------------   -------------   --------------   ----------------

   16,804,731              -            1,709,187          18,513,918

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992;  Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds since 1995 and Unified  Series Trust since December 2002;
                                                      Trustee  of CCMI  Funds  since  June  2003;  Trustee  of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present                    Funds and Unified Series Trust since December 2002; Trustee of
Trustee, November 2002 to present                     CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Trustee, November 2002 to present                     and General  Manager from 1990 to 2003;  Trustee of The Unified
                                                      Funds from 1994 to 2002;  Trustee of Firstar  Select  Funds,  a
                                                      REIT  mutual  fund,  from 1997 to 2000;  Trustee of  AmeriPrime
                                                      Funds and Unified Series Trust since December 2002;  Trustee of
                                                      CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

---------------------------------------------------- -----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST          AND OTHER DIRECTORSHIPS
---------------------------------------------------- -----------------------------------------------------------------
Ronald C. Tritschler (1952)***                       Chief Executive Officer,  Director and Legal Counsel of The Webb
                                                     Companies,   a  national  real  estate   company,   since  2001,
Trustee, November 2002 to present                    Executive  Vice  President  and  Director  from  1990  to  2000;
                                                     Director of First State  Financial  since 1998;  Director,  Vice
                                                     President  and Legal  Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since  1989;  Trustee of
                                                     AmeriPrime  Funds and Unified  Series Trust since December 2002;
                                                     Trustee of CCMI Funds since June 2003.
---------------------------------------------------- -----------------------------------------------------------------
Anthony J. Ghoston (1959)                            Executive  Vice  President of Unified Fund  Services,  Inc., the
                                                     Trust's  administrator,  since June 2004,  Senior Vice President
President, July 2004 to present                      from April 2003 to June 2004;  Senior Vice  President  and Chief
                                                     Information  Officer of Unified  Financial  Services,  Inc., the
                                                     parent  company of the Trust's  administrator  and  distributor, from 1997 to November 2004;  President of AmeriPrime Funds, CCMI
                                                     Funds, and Unified Series Trust since July 2004.
---------------------------------------------------- -----------------------------------------------------------------
Thomas G. Napurano (1941)                            Chief Financial  Officer and Executive Vice President of Unified
                                                     Financial  Services,  Inc.,  the parent  company of the  Trust's
Chief Financial Officer and Treasurer, October       administrator and distributor, since 1989, Director from 1989
2002 to present                                      to March 2002; Director of Unified Financial Securities, Inc.,
                                                     the Trust's distributor, since December 2004, Chief
                                                     Financial Officer and Executive Vice President since June 1990;
                                                     Executive Vice President, Treasurer, and Chief Financial Officer
                                                     of Unified Fund Services, Inc., the Trust's administrator, since
                                                     1990, Director since 2004; Treasurer and Chief Financial Officer of
                                                     AmeriPrime Funds since October 2002 and Unified Series Trust since
                                                     December 2002; Treasurer and Chief Financial Officer of CCMI
                                                     Funds since June 2003; Treasurer of The Unified Funds from 1994 to 2002 and Firstar Select Funds from 1997 to 2000.
---------------------------------------------------- -----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                      Vice  President  of Unified  Fund  Services,  Inc.,  the Trust's
                                                     administrator,  since December 2003; Assistant Vice President of
Secretary, September 2004 to present                 U.S.  Bancorp  Fund  Services  LLC from 2000 to  December  2003,
                                                     Trust Officer from 1998 to 2000;  Secretary of AmeriPrime Funds,
                                                     CCMI  Funds and  Unified  Series  Trust  since  September  2004;
                                                     Principal  Accounting  Officer of Lindbergh  Funds from February
                                                     2004 to January 2005.
---------------------------------------------------- -----------------------------------------------------------------
Lynn E. Wood (1946)                                  Chief  Compliance  Officer of AmeriPrime  Funds,  Unified Series
                                                     Trust,  and CCMI Funds  since  October  2004;  Chief  Compliance
Chief Compliance Officer, October 2004 to present    Officer of  Unified  Financial  Securities,  Inc.,  the  Trust's
                                                     distributor,   since  December  2004  and  from  1997  to  2000,
                                                     Chairman  from 1997 to  December  2004,  President  from 1997 to
                                                     2000;  Director of  Compliance of Unified Fund  Services,  Inc.,
                                                     the Trust's administrator,  from October 2003 to September 2004;
                                                     Chief Compliance  Officer of Unified Financial  Services,  Inc.,
                                                     the   parent   company   of  the   Trust's   administrator   and
                                                     distributor, from 2000 to 2004.
---------------------------------------------------- -----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.
** Fund  Complex  refers to  AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
   Unified  Series  Trust.  The Fund Complex consists of 26 series.
*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 411-1167 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004 are available without charge upon request by calling the Fund at (877) 411-1167 and in documents filed with the SEC on the SEC's website at www.sec.gov.
                                                            -----------


TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER
Wertz York Capital Management Group, LLC.
3434 Colwell Ave., Suite 100
Tampa, FL 33614

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South  St.
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)      Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees

         FY 2003           $ 15,122
         FY 2004           $ 15,025

(b)      Audit-Related Fees

                         Registrant

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:

(c)      Tax Fees

                         Registrant

         FY 2003           $ 650
         FY 2004           $ 1,175
         Nature of the fees:        preparation of 1120-RIC

 (d)     All Other Fees

                         Registrant

         FY 2003           $0
         FY 2004                    $0
         Nature of the fees:

(e)      (1)      Audit Committee's Pre-Approval Policies

                  The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors,
                  (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

         (2)      Percentages of Services Approved by the Audit Committee

                                                     Registrant
                   Audit-Related Fees:               100%
                   Tax Fees:                         100%
                   All Other Fees:                   100%

                   None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                        Registrant

         FY 2003           $0
         FY 2004           $0

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust

By
        /s/ Anthony J Ghoston
 -----------------------------------------
         Anthony J. Ghoston, President

Date     March 21, 2005
    --------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
      /s/ Anthony J Ghoston
------------------------------------------
         Anthony J. Ghoston, President

Date    March 21, 2005
    --------------------------------------

By
      /s/ Thomas G Napurano
 --------------------------------------------------------------------
         Thomas G. Napurano, Chief Financial Officer and Treasurer

Date    March 21, 2005
    -------------------------------------